FEDERATED EQUITY FUNDS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED EQUITY FUNDS (“Trust”)

Federated International Strategic Value Dividend Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Class T Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2018, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 203 on January 25, 2018. Please note that the 497(j) filing completed on January 29, 2018 (Accession No. 0001623632-18-000155) included the incorrect fund. This 497(j) filing is being completed to correct the record for the Trust.

If you have any questions regarding this certification, please contact me at (724) 720-8533.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Assistant Secretary